Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 13,758	$ 16,393
Trade and other receivables	1,859	2,357
Inventories (note 4)	2,455	2,691
Income taxes receivable		114
Prepaid expenses and other assets (note 5)	2,282	2,426
Total current assets	20,354	23,981
Non-current assets
Restricted cash and cash equivalents	128	123
Property and equipment (note 6)	10,659	10,966
Total non-current assets	10,787	11,089
Total assets	31,141	35,070
Current liabilities
Payables and accrued liabilities (note 7)	4,711	4,730
Provisions	240	385
Income taxes payable	109	105
Current portion of deferred revenues (note 3)	122	120
Current portion of lease liabilities	253	271
Warrant liability (note 9)	1,576	1,563
DSU liability	48	48
Total current liabilities	7,059	7,222
Non-current liabilities
Deferred revenues (note 3)	930	914
Lease liabilities	1,973	2,039
Employee future benefits (note 8)	11,035	11,734
Total non-current liabilities	13,938	14,687
Total liabilities	20,997	21,909
Shareholders’ equity
Share capital (note 10)	22,503	22,486
Contributed surplus	4,275	4,268
Retained earnings (accumulated deficit)	(14,655)	(12,110)
Accumulated other comprehensive loss	(1,979)	(1,483)
Total Shareholders’ equity	10,144	13,161
Total liabilities and shareholders’ equity	$ 31,141	$ 35,070